Share Based Payments - Schedule of Number of Other Equity Instruments (Details)	12 Months Ended
	Dec. 31, 2017 CAD ($) shares	Dec. 31, 2016 CAD ($) shares	Dec. 31, 2015 shares
Restricted share units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding, beginning of the year (shares)	1,322,829	368,831	0
Granted during the year (shares)	486,238	1,053,998	368,831
Forfeited during the year (shares)	0	0	0
Vested during the year (shares)	0	(100,000)	0
Outstanding, end of the year (shares)	1,809,067	1,322,829	368,831
Weighted average fair value at measurement date, other equity instruments granted | $	$ 0.63	$ 0.31
Performance share units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding, beginning of the year (shares)	840,000	0	0
Granted during the year (shares)	60,000	1,500,000	0
Forfeited during the year (shares)	0	(660,000)	0
Outstanding, end of the year (shares)	900,000	840,000	0
Weighted average fair value at measurement date, other equity instruments granted | $	$ 0.35	$ 0.36